Revenue	6 Months Ended
Jun. 30, 2022
Revenue [Abstract]
Revenue

3. Revenue

3.1 Disaggregated revenue information

The following is an analysis of the Group’s revenue for the period from continuing operations.

	Six months ended June 30 2022 £’000	Six months ended June 30 2021 £’000
Type of goods
Retail	501,770	207,948
Wholesale	82,852	12,774
Other sales	43,246	27,487
	627,868	248,209

Recognition of revenue
Revenue from contracts with customers	607,097	240,530
Other revenue	20,771	7,679
	627,868	248,209

3.2 Contract balances

	At June 30 2022 £’000	At December 31 2021 £’000

Trade receivables	19,467	14,796
Contract assets	1,385	3,451
Contract liabilities	(30,358)	(7,911)

All contract assets and liabilities are short-term in nature and are derecognized within one month of the reporting period end across both June 30, 2022 and December 31, 2021.

Revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the period end is summarized as below.

	Within one month as at June 30, 2022 £’000	Within one month as at December 31, 2021 £’000

Undelivered vehicles	30,358	7,911